Intangible assets - Narrative (Details) € in Thousands	12 Months Ended
	Mar. 31, 2023 EUR (€) cash-generatingUnit	Mar. 31, 2022 EUR (€)	Mar. 31, 2016 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 510,258	€ 485,622
Intangible assets	605,508	584,026
Development costs	51,200	43,700
Capitalised development expenditure
Disclosure of detailed information about intangible assets [line items]
Software development expenditures	25,700	€ 17,100
ZigZag
Disclosure of detailed information about intangible assets [line items]
Headroom	€ 14,800
Recoverable amount over carrying value (in percentage)	23.00%
Goodwill	€ 61,000
Expected revenue lower than projected, maximum percentage	30.00%
Expected revenue lower than expected, multiple	3.5
Yocuda
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 7,800
ShipUp
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current estimate of value in use	12.80%
Growth rate used to extrapolate cash flow projections	1.90%
Headroom	€ 25,300
Recoverable amount over carrying value (in percentage)	71.00%
Goodwill	€ 29,200
Cash flows forecast period	5 years
TFSS and AVPS
Disclosure of detailed information about intangible assets [line items]
Cash flows period	5 years
Revenue growth rate	11.50%
TFSS
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current estimate of value in use	10.61%	8.66%
Growth rate used to extrapolate cash flow projections	1.70%	2.00%
Headroom	€ 1,486,000
Recoverable amount over carrying value (in percentage)	357.00%
Goodwill	€ 362,069	€ 361,879
AVPS
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current estimate of value in use	9.06%	8.66%
Growth rate used to extrapolate cash flow projections	2.30%	2.00%
Headroom	€ 248,000
Recoverable amount over carrying value (in percentage)	290.00%
Goodwill	€ 50,076	€ 51,271
RTS
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 98,100
Number of cah-generating unit | cash-generatingUnit	3
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 10,140	15,742
Customer relationships | RTS
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	20 years
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 62,167	€ 56,859
Not internally generated | Software
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Not internally generated | Software | Currency Select
Disclosure of detailed information about intangible assets [line items]
Intangible assets			€ 17,900
Not internally generated | Software | ZigZag
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 5,200
Not internally generated | Software | Yocuda
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 1,200
Maximum | ZigZag
Disclosure of detailed information about intangible assets [line items]
Expected revenue multiple used in current measurement, peer	6.1
Maximum | Yocuda
Disclosure of detailed information about intangible assets [line items]
Goodwill, percentage of total amount	2.00%
Maximum | ShipUp
Disclosure of detailed information about intangible assets [line items]
Revenue growth rate	70.00%
Median | ZigZag
Disclosure of detailed information about intangible assets [line items]
Expected revenue multiple used in current measurement, peer	4.3
Minimum | ZigZag
Disclosure of detailed information about intangible assets [line items]
Expected revenue multiple used in current measurement, peer	2.8
Minimum | ShipUp | Annual growth rate
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible decrease in unobservable input, assets	27.00%
Minimum | ShipUp | Debt-Free Cash Flow
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible decrease in unobservable input, assets	42.00%
Bottom of range | Customer relationships | TFSS
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	9 years
Bottom of range | Customer relationships | AVPS
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	9 years
Top of range | Customer relationships | TFSS
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	20 years 6 months
Top of range | Customer relationships | AVPS
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	20 years 6 months